Pear Tree PanAgora Emerging Markets Fund
Pear Tree PanAgora Emerging Markets Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Emerging Markets Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree PanAgora Emerging Markets Fund		Ordinary Shares	Institutional Shares	R6 Shares
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none	none
Other Expenses		0.41%	0.40%	0.25%
Total Annual Fund Operating Expenses		1.66%	1.40%	1.25%
Fee Waiver and/or Expense Reimbursement	[1]	0.22%	0.34%	0.22%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.44%	1.06%	1.03%
[1]	The Manager has contractually agreed until July 31, 2019 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund's net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund's net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund's net assets are in excess of $600 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager, in its capacity as transfer agent to the Trust, has contractually agreed until July 31, 2019 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with the Trust such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of Emerging Markets Fund attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares and R6 Shares of each Fund remains unchanged.

Example

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Emerging Markets Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree PanAgora Emerging Markets Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	147	502	882	1,947
Institutional Shares	108	410	733	1,650
R6 Shares	105	375	665	1,492

Portfolio Turnover

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund’s performance. During the most recent fiscal year, Emerging Markets Fund’s portfolio turnover rate was 50 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI, Inc. from a country included in the MSCI Emerging Markets Index (“MSCI EM”). Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund also may invest more than 25 percent of its assets in a particular region, and it may invest in companies of any capitalization.

To manage Emerging Markets Fund’s assets, its sub-adviser employs its proprietary, multi-factor risk parity strategy. A risk-parity strategy is an investment strategy that generally attempts to balance risks across specifically identified factors rather than rely on the securities’ market weights reflected in a benchmark. The risk parity strategy employed to manage Emerging Markets Fund’s assets follows a disciplined and systematic investment approach based on the philosophy of risk diversification. The strategy targets factors with proven long-term payoffs, such as value, quality, and momentum, using a proprietary portfolio construction methodology that seeks to avoid all unintended risk concentrations. The sub-adviser believes that the benefits of this strategy to Emerging Markets Fund come from two distinct sources: efficient capture of the factor premia, and portfolio downside protection. Efficient capture of the factor premia is a result of persistent intended factor exposure and avoidance of unintended factor exposure. Downside protection is the result of diversification across important risk dimensions.

The Emerging Markets Fund hopes to reduce the risk that market momentum would cause to a particular group of securities from becoming a disproportionately large percentage of Emerging Markets Fund’s portfolio, thus causing the risks associated with that group of securities from becoming disproportionately significant when compared to Emerging Markets Fund’s other risks. Concentrated risk exposure typically would increase Emerging Markets Fund’s susceptibility to a significant drop in its net asset value if the risk is realized. The risk-parity strategy attempts to balance risks from exposures to various countries, sectors, and issuers while targeting factors, such as measures of a security’s quality, value, and market momentum.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for cash-equitization purposes (e.g., for management of temporary cash positions). Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks

It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments. In addition, because the Emerging Markets Fund primarily uses risk-parity strategies, it is unlikely to benefit from market momentum preceding a market correction.

Foreign Securities, including Emerging Markets Securities.  Emerging Markets Fund’s investments in or exposure to foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries. The value of a foreign security may change materially at times when U.S.markets are not open for trading.Emerging Markets Fund from time to time also may have assets concentrated in a specific geographic region and/or an individual country depending on the country weights of the MSCI EM, thus exposing Emerging Markets Fund to the specific risks of that region or country. The value of a foreign security may change materially at times when U.S. markets are not open for trading.

Liquidity Risk.  Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk.  The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund’s investments may prove to be incorrect.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities.  Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks carry the risk that the market may not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Sector.  Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives.  Emerging Markets Fund’s investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Past Performance

The following bar chart and table provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund’s performance over time. The tables also compare Emerging Markets Fund’s performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

A Note on Performance

Ordinary Shares and Institutional Shares commenced operations on September 30, 1994 and April 2, 1996, respectively. R6 Shares commenced operations on February 6, 2017. Performance information for R6 Shares will be available after the share class has been offered for a full calendar year. Returns for R6 Shares would have been substantially similar to the returns of Institutional Shares because each share class is invested in the same portfolio of securities, and returns would differ only to the extent that expenses of the classes are different.

Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Emerging Markets Fund’s Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of June 30, 2018 was (9.27)%.

Best Quarter:	Q2 2009	30.76%
Worst Quarter:	Q4 2008	(32.62)%

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Pear Tree PanAgora Emerging Markets Fund	1 Year	5 Years	10 Years
Ordinary Shares	26.26%	1.15%	(1.27%)
Ordinary Shares | After Taxes on Distributions	26.05%	0.98%	(1.40%)
Ordinary Shares | After Taxes on Distributions and Sales	15.31%	1.01%	(0.79%)
Institutional Shares	26.68%	1.43%	(1.01%)
R6 Shares	none	none	none
MSCI EM Index (reflects no deductions for fees, expenses or taxes)	37.75%	4.73%	2.02%

After-Tax Returns.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. If you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.